UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 10
Form 13F Information Table Value Total: 616788
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



F0RM13F INFORMATION TABLE
                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------      ------- ----------     ------- -------   ------ ----  ---------  --------- -----  ------ -------
AIRVANA INC                    	COM 	00950V101      204	34600	 SH 	      SOLE 	   	   34600
DATA DOMAIN INC                	COM 	23767P109      595	26724	 SH 	      SOLE 	   	   26724
H + E EQUIP SVCS INC           	COM 	404030108      2307	238795	 SH 	      SOLE 	   	   238795
INNOPHOS HLDGS INC             	COM 	45774N108      298	12206	 SH 	      SOLE 	   	   12206
ISHARES TR                     	COM 	464287234      307911	8917212	 SH 	      SOLE 	   	   8917212
ISHARES TR                     	COM 	464287465      78655	1397067	 SH 	      SOLE 	   	   1397067
MERCK + CO INC                 	COM 	589331107      631	20000	 SH 	      SOLE 	   	   20000
SPDR TRUST                     	COM 	78462F103      225058	1940324	 SH 	      SOLE 	   	   1940324
STRATEGIC HOTELS + RESORTS INC 	COM 	86272T106      661	70520	 SH 	      SOLE 	   	   70520
TEXTRON INC                    	COM 	883203101      468	16000	 SH 	      SOLE 	   	   16000
